Trade and other payables (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Trade and other payables
Trade payables	¥ 855,914	¥ 653,713	¥ 649,415
Payroll payable	166,079	93,065	68,969
Accrued expenses	309,951	236,594	264,905
Other taxes payable	43,850	49,072	52,078
Deposits	1,782,181	1,785,405	1,875,380
Amounts due to related parties (Note 32(c))	7,334	6,371	13,710
Others	131,813	121,593	81,649
Total	¥ 3,389,826	3,019,302	3,072,991
Credit period granted by the suppliers, minimum	30 days
Credit period granted by the suppliers, maximum	90 days
Construction projects
Trade and other payables
Payable relating to construction projects	¥ 12,411
Payable relating to purchase of non- current assets	33,051	25,835	29,776
Leasehold improvements
Trade and other payables
Payable relating to purchase of non- current assets	¥ 59,653	¥ 47,654	¥ 37,109